Quarterly Financial Data (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Quarterly Financial Information [Line Items]
Net sales and other operating revenue	¥ 2,744,960	¥ 2,425,792	¥ 2,271,286	¥ 2,435,909	¥ 2,405,062	¥ 1,942,545	¥ 1,885,892	¥ 1,714,596	¥ 2,213,079	¥ 2,110,414	¥ 2,251,911	¥ 2,361,463	¥ 9,877,947	¥ 7,948,095	¥ 8,936,867
Operating income (loss)	135,989	131,941	100,867	176,013	111,976	44,298	52,511	22,579	46,206	125,653	163,473	234,443	544,810	231,364	569,775
Net income (loss) attributable to Honda Motor Co., Ltd.	¥ 75,752	¥ 77,441	¥ 82,233	¥ 131,723	¥ 71,594	¥ 47,662	¥ 60,429	¥ 31,797	¥ 44,554	¥ 81,118	¥ 135,929	¥ 272,487	¥ 367,149	¥ 211,482	¥ 534,088
Basic net income (loss) attributable to Honda Motor Co., Ltd. per common share (in yen per share)	¥ 42.03	¥ 42.97	¥ 45.63	¥ 73.09	¥ 39.72	¥ 26.45	¥ 33.53	¥ 17.64	¥ 24.72	¥ 45.01	¥ 75.24	¥ 150.27	¥ 203.71	¥ 117.34	¥ 295.67